Share-based payments - Summary of non-vested stock award activity (Detail) - Non-vested - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-vested as of January 1	143,027	120,744	138,243
Granted	33,985	85,616	42,010
Vested	(66,843)	(63,083)	(59,066)
Forfeited	(355)	(250)	(443)
Non-vested as of December 31	109,814	143,027	120,744